OPERATING DATA - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of performance obligations [line items]
Description of payment terms in contracts with customers	30 to 90 days
Advances received	$ 354
Trade accounts receivable and other - opening balance	4,432	$ 3,863	$ 2,974
Performance obligations satisfied	70,615	76,033	68,679
Payments received	(71,559)	(75,387)	(68,059)
Impairment of receivables (net of write backs and utilization)	9	(8)	0
Reclassification of the period-end receivables to held for sale	0	(182)	0
Additions through business combinations	4	532	33
Foreign exchange and others	68	(419)	236
Trade accounts receivable and other - ending balance	$ 3,569	$ 4,432	$ 3,863
2020
Disclosure of performance obligations [line items]
Revenue, remaining performance obligation, percent	100.00%